Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory
Inventory
(5)	Inventory

The components of inventory are summarized as follows:

	June 30, 2023	December 31, 2022
Raw materials	$620	$753
Finished goods	902	718
Inventory, net	$1,522	$1,471

Finished goods amounts include a reserve for excess or obsolete inventory of $43 as of June 30, 2023 and December 31, 2022.

(5)Inventory

The components of inventory at December 31 are summarized as follows:

	2022	2021
Raw materials	$753	$646
Finished goods	718	646
Inventory, net	$1,471	$1,292

The finished goods amounts in the table above include a reserve for excess inventory of $43 and $97 as of December 31, 2022 and 2021, respectively.